Others, net - Additional information (Details) ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shareholder director
Others, net
Investee company pay		$ 0.8	¥ 5.9
Termination led to an investment gain		$ 0.8	¥ 5.9
Impairment of long term investments						¥ 14.8
Impairment of investment in crypto assets				¥ 3.9
Newsky Wisdom
Others, net
Investment gain from deconsolidation					¥ 12.6
Shanghai Anguo Insurance Brokerage Co., Ltd. ("Anguo")
Others, net
Percentage of Investments disposed	100.00%
Cash consideration received	¥ 40.0
Investment gain realized				30.9
Conflux global
Others, net
Investment gain realized				¥ 10.0
Impairment of long term investments						3.0
Databook Tech Ltd
Others, net
Investment gain from deconsolidation						¥ 23.1
Additional shares issued to number of minority shareholders | shareholder						1
Number of directors in board seat | director						1